Taxation (Details) - Schedule of components of the income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of The Income Tax Provision Abstract
Current income tax expense			$ 261,586
Deferred income tax expense (benefit)	132,208	(732,868)	(18,749)
Total income tax expense (benefit)	$ 132,208	$ (732,868)	$ 242,837